Summary of Significant Accounting Policies - Schedule of Forth Types of Revenue for Periods (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Forth Types of our Revenue [Line Items]
Total revenue	¥ 1,363,384	$ 186,783	¥ 1,464,871	¥ 1,953,257
Live streaming - consumable virtual items revenue [Member]
Schedule of Forth Types of our Revenue [Line Items]
Total revenue	1,317,601	180,510	1,420,258	1,886,179
Live streaming - time based virtual item revenue [Member]
Schedule of Forth Types of our Revenue [Line Items]
Total revenue	24,935	3,416	25,004	27,683
Technical services and others [Member]
Schedule of Forth Types of our Revenue [Line Items]
Total revenue	¥ 20,848	$ 2,857	¥ 19,609	¥ 39,395